Subsequent events (Details) $ in Thousands, € in Millions	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jan. 23, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Oct. 27, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Events
Total accounts receivable, net | $					$ 55,660			$ 45,179
Current portion of note receivable | $					$ 7,020		$ 7,000	$ 0
Canymed GmbH
Subsequent Events
Total accounts receivable, net						€ 0.8
Subsequent events
Subsequent Events
Purchase of assets pledged as collateral | $		$ 1,000
Subsequent events | Canymed GmbH
Subsequent Events
Notes receivable			€ 0.8
Note receivable, interest rate			8.00%
Note receivable, monthly installment payments			€ 0.1
Subsequent events | NNG
Subsequent Events
Advances to affiliate				€ 0.8
Subsequent events | Half Moon Grow Nursery, Inc
Subsequent Events
Percentage of interests acquired		10000.00%
Consideration paid in cash, net of working capital adjustments | $		$ 700
Subsequent events | Can4Med S.A.
Subsequent Events
Total consideration paid	€ 1.5